Loan Receivables - Summary of Loan Receivables, Net (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Receivables [Abstract]
Loan receivables - principal	¥ 54,211	¥ 126,597
Loan receivables - service fee	772	1,983
Allowance for doubtful accounts	(28,195)	(28,615)	¥ (23,169)	¥ (4,633)
Loan receivables, net	¥ 26,788	¥ 99,965